Federated Total Return Government Bond Fund
Portfolio of Investments
May 31, 2019 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—61.3%
		U.S. Treasury Bonds—16.1%
$ 1,250,000		2.250%, 8/15/2046	$ 1,170,803
7,250,000		2.500%, 2/15/2045	7,162,302
1,500,000		2.500%, 2/15/2046	1,479,615
850,000		2.750%, 8/15/2042	883,146
2,000,000		2.750%, 8/15/2047	2,069,243
2,050,000		2.750%, 11/15/2047	2,120,871
5,750,000		2.875%, 5/15/2049	6,113,418
1,000,000		3.000%, 2/15/2049	1,088,711
1,000,000		3.125%, 2/15/2043	1,104,794
12,750,000		3.625%, 8/15/2043	15,254,426
1,800,000		3.750%, 11/15/2043	2,196,372
900,000		5.375%, 2/15/2031	1,196,009
		TOTAL	41,839,710
		U.S. Treasury Notes—45.2%
10,000,000		1.125%, 2/28/2021	9,852,706
4,500,000		1.125%, 9/30/2021	4,422,343
6,000,000		1.500%, 2/28/2023	5,911,831
5,500,000		1.500%, 3/31/2023	5,416,898
5,000,000		1.875%, 1/31/2022	4,996,017
4,500,000		2.000%, 12/31/2021	4,513,209
10,000,000		2.000%, 6/30/2024	10,028,429
8,000,000		2.125%, 8/15/2021	8,033,822
13,250,000		2.125%, 12/31/2022	13,352,136
1,250,000		2.250%, 8/15/2027	1,265,498
8,000,000		2.375%, 1/31/2023	8,131,557
4,500,000		2.375%, 5/15/2029	4,596,680
4,000,000		2.500%, 3/31/2023	4,087,375
5,500,000		2.625%, 2/15/2029	5,734,084
6,000,000		2.750%, 4/30/2023	6,188,729
500,000		2.750%, 7/31/2023	516,532
3,000,000		2.875%, 10/15/2021	3,066,322
7,000,000		2.875%, 9/30/2023	7,274,771
8,000,000		2.875%, 10/31/2023	8,318,983
2,000,000		2.875%, 5/31/2025	2,100,145
		TOTAL	117,808,067
		TOTAL U.S. TREASURIES (IDENTIFIED COST $151,581,323)	159,647,777
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
16,719	[1]	4.465%, 7/1/2035 (IDENTIFIED COST $16,558)	17,470
		GOVERNMENT AGENCIES—8.1%
		Federal Farm Credit System—0.5%
1,000,000		5.375%, 11/10/2020	1,048,049
249,000		5.800%, 11/10/2021	271,620
		TOTAL	1,319,669

Principal Amount or Shares			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Bank System—5.1%
$12,250,000		2.625%, 5/28/2020	$ 12,299,228
1,000,000		4.125%, 3/13/2020	1,014,240
		TOTAL	13,313,468
		Federal Home Loan Mortgage Corporation—0.0%
70,000		6.750%, 9/15/2029	97,533
		Federal National Mortgage Association—2.5%
6,500,000	[2]	1.875%, 9/24/2026	6,364,819
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $20,561,136)	21,095,489
		MORTGAGE-BACKED SECURITIES—24.5%
		Federal Home Loan Mortgage Corporation—10.3%
4,524,444		3.500%, 1/1/2047	4,635,581
5,263,334		3.500%, 12/1/2047	5,400,845
5,332,463		4.000%, 3/1/2046	5,548,608
1,236,650		4.000%, 11/1/2047	1,284,071
2,348,967		4.000%, 4/1/2048	2,437,574
7,244,179		4.000%, 7/1/2048	7,526,496
30,382		5.500%, 11/1/2020	30,821
		TOTAL	26,863,996
		Federal National Mortgage Association—12.9%
6,048,366		3.000%, 7/1/2046	6,099,067
2,548,907		3.500%, 10/1/2047	2,628,082
8,481,097		3.500%, 1/1/2048	8,696,834
4,760,089		3.500%, 3/1/2048	4,903,486
5,820,023		3.500%, 4/1/2048	5,953,520
1,283,081		4.000%, 2/1/2048	1,339,385
2,262,730		4.000%, 2/1/2048	2,345,052
1,334,249		4.000%, 2/1/2048	1,388,004
16,317		5.000%, 6/1/2020	16,440
61,925		5.000%, 1/1/2035	67,577
29,231		5.500%, 2/1/2023	29,959
60,442		5.500%, 6/1/2025	64,919
62,372		6.000%, 2/1/2026	67,737
55,023		6.000%, 4/1/2026	59,755
50,721		6.000%, 7/1/2034	57,229
		TOTAL	33,717,046
		Government National Mortgage Association—0.1%
22,349		5.000%, 3/15/2023	23,153
113,342		5.500%, 2/15/2023	117,752
34,450		6.000%, 1/20/2029	37,849
21,829		6.000%, 3/15/2032	24,330
26,421		6.500%, 10/15/2031	29,700
317		7.500%, 10/15/2026	355
12,354		7.500%, 10/15/2027	13,955
		TOTAL	247,094
		Government Agency—1.2%
3,022,729		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	2,988,732

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government Agency—continued
$ 64,568		FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	$ 63,797
		TOTAL	3,052,529
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $61,810,225)	63,880,665
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.3%
		Agency Commercial Mortgage-Backed Securities—2.3%
5,000,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	5,262,888
588,168		FNMA REMIC, Series 2012-M13, Class A2, 2.377%, 5/25/2022	589,756
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,618,883)	5,852,644
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.3%
		Federal Home Loan Mortgage Corporation—0.6%
48,767	[1]	REMIC, Series 2411, Class FJ, 2.789% (1-month USLIBOR +0.350%), 12/15/2029	48,721
159,835	[1]	REMIC, Series 2458, Class FB, 3.439% (1-month USLIBOR +1.000%), 1/15/2032	162,534
24,623	[1]	REMIC, Series 2534, Class FI, 3.339% (1-month USLIBOR +0.900%), 2/15/2032	24,988
909,320		REMIC, Series 2601, Class DA, 4.000%, 4/15/2023	919,475
556,064	[1]	REMIC, Series 3322, Class FB, 2.829% (1-month USLIBOR +0.390%), 5/15/2037	555,484
		TOTAL	1,711,202
		Federal National Mortgage Association—0.7%
4		REMIC, Series 1989-35, Class G, 9.500%, 7/25/2019	4
326,687	[1]	REMIC, Series 1999-51, Class F, 2.932% (1-month USLIBOR +0.500%), 9/17/2029	327,338
189,142	[1]	REMIC, Series 2006-58, Class FP, 2.729% (1-month USLIBOR +0.300%), 7/25/2036	188,295
353,179	[1]	REMIC, Series 2006-85, Class PF, 2.809% (1-month USLIBOR +0.380%), 9/25/2036	352,257
456,462	[1]	REMIC, Series 2007-46, Class FA, 2.799% (1-month USLIBOR +0.370%), 5/25/2037	455,807
320,362		REMIC, Series 2009-14, Class PB, 3.500%, 3/25/2024	320,930
129,172	[1]	REMIC, Series 370, Class F21, 2.729% (1-month USLIBOR +0.300%), 6/25/2036	128,721
		TOTAL	1,773,352
		Government National Mortgage Association—1.0%
2,527,117		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	2,545,910
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,050,894)	6,030,464
		REPURCHASE AGREEMENT—0.8%
1,967,594	[3]	Interest in $455,000,000 joint repurchase agreement 2.50%, dated 5/31/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $455,094,792 on 6/3/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 6/20/2046 and the market value of those underlying securities was $464,196,688. (IDENTIFIED COST $1,967,594)	1,967,594
		INVESTMENT COMPANY—0.8%
2,191,411		Federated Government Obligations Fund, Premier Shares, 2.29%[4] (IDENTIFIED COST $2,191,411)	2,191,411
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $249,798,024)	260,683,514
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(317,951)
		TOTAL NET ASSETS—100%	$ 260,365,563

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 2/28/2019	3,701,557
Purchases/Additions	15,174,171
Sales/Reductions	(16,684,317)
Balance of Shares Held 5/31/2019	2,191,411
Value	$ 2,191,411
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$ 24,518
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	All or a portion of this security is held as collateral for securities lending.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$ —	$159,647,777	$—	$159,647,777
Adjustable Rate Mortgage	—	17,470	—	17,470
Government Agencies	—	21,095,489	—	21,095,489
Mortgage-Backed Securities	—	63,880,665	—	63,880,665
Commercial Mortgage-Backed Securities	—	5,852,644	—	5,852,644
Collateralized Mortgage Obligations	—	6,030,464	—	6,030,464
Repurchase Agreement	—	1,967,594	—	1,967,594
Investment Company	2,191,411	—	—	2,191,411
TOTAL SECURITIES	$2,191,411	$258,492,103	$—	$260,683,514
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit